Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.3%
Klabin SA	1,454,759	$5,522,609
Raia Drogasil SA	1,755,346	7,796,877
Suzano SA	1,276,464	13,073,711
		26,393,197
Chile — 0.1%
Enel Americas SA	39,802,976	5,274,285

China — 24.8%
360 Security Technology Inc., Class A	11,008,400	10,830,074
Agricultural Bank of China Ltd., Class A	50,212,898	20,545,633
Agricultural Bank of China Ltd., Class H	335,765,000	112,238,090
Anhui Conch Cement Co. Ltd., Class H	1,165,500	4,245,145
Anhui Gujing Distillery Co. Ltd., Class B	2,773,131	40,594,312
ANTA Sports Products Ltd.	1,084,600	12,890,727
Apeloa Pharmaceutical Co. Ltd., Class A	1,686,097	4,967,460
Bank of China Ltd., Class H	358,282,000	126,974,697
Bank of Communications Co. Ltd., Class A	34,864,774	23,391,963
Bank of Communications Co. Ltd., Class H	21,594,000	12,235,190
Bank of Ningbo Co. Ltd., Class A	1,214,607	5,578,690
Bank of Shanghai Co. Ltd., Class A	8,412,011	7,142,694
Beijing Capital International Airport Co. Ltd., Class H(a)	19,170,000	12,436,670
Beijing Tiantan Biological Products Corp. Ltd., Class A	2,337,627	7,402,512
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	289,100	4,263,387
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	49,964,111	35,151,436
BGI Genomics Co. Ltd., Class A	637,700	5,432,683
BOE Technology Group Co. Ltd., Class A	49,001,700	25,084,626
CGN Power Co. Ltd., Class H(b)	117,990,000	28,712,222
Changchun High & New Technology Industry Group Inc., Class A	259,700	6,264,924
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	2,641,600	7,470,696
China CITIC Bank Corp. Ltd., Class H	82,805,000	36,820,283
China Conch Venture Holdings Ltd.	16,172,500	37,009,915
China Construction Bank Corp., Class A	13,822,284	10,986,898
China Construction Bank Corp., Class H	85,593,000	51,800,873
China Feihe Ltd.(b)	7,506,000	6,138,447
China Huishan Dairy Holdings Co. Ltd.(c)	5,944,807	8
China Life Insurance Co. Ltd., Class H	16,548,000	25,367,308
China Mengniu Dairy Co. Ltd.	7,535,000	33,889,988
China Minsheng Banking Corp. Ltd., Class A	30,637,954	15,335,256
China Petroleum & Chemical Corp., Class H	20,714,000	9,778,953
China Railway Signal & Communication Corp. Ltd., Class A	11,068,200	7,382,517
China Resources Beer Holdings Co. Ltd.	1,588,000	11,003,666
China Resources Gas Group Ltd.	3,703,300	13,149,066
China Shenhua Energy Co. Ltd., Class H	3,788,500	11,742,274
China Tourism Group Duty Free Corp. Ltd., Class A	971,063	27,624,337
China Tower Corp. Ltd., Class H(b)	467,802,000	50,593,970
China United Network Communications Ltd., Class A	45,235,535	28,410,769
China Yangtze Power Co. Ltd., Class A	27,144,273	81,895,621
China Zhenhua Group Science & Technology Co. Ltd., Class A	325,978	5,320,367
Chongqing Zhifei Biological Products Co. Ltd., Class A	962,100	12,472,077
CSPC Pharmaceutical Group Ltd.	13,780,000	17,753,002
Daan Gene Co. Ltd., Class A	2,271,020	5,817,762
Dali Foods Group Co. Ltd.(b)	14,493,000	6,855,906
ENN Energy Holdings Ltd.	1,032,800	14,635,864
Foshan Haitian Flavouring & Food Co. Ltd., Class A	678,821	6,795,292
Security	Shares	Value

China (continued)
Founder Securities Co. Ltd., Class A	11,961,700	$11,564,585
Fuyao Glass Industry Group Co. Ltd., Class A	797,803	4,229,523
Gree Electric Appliances Inc. of Zhuhai, Class A	1,863,006	8,581,884
Guangdong Haid Group Co. Ltd., Class A	2,374,372	19,101,382
Guangdong Investment Ltd.	20,364,000	18,776,998
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,110,894	8,830,759
Guangzhou Haige Communications Group Inc. Co.,Class A	3,476,600	4,297,356
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	729,887	7,117,001
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	460,200	4,406,656
Hansoh Pharmaceutical Group Co. Ltd.(b)	2,662,000	5,053,511
Hengan International Group Co. Ltd.	2,968,500	13,683,136
Hualan Biological Engineering Inc., Class A	1,760,410	5,150,274
Huaxia Bank Co. Ltd., Class A	13,572,823	10,122,965
Hundsun Technologies Inc., Class A	1,850,371	10,583,692
Iflytek Co. Ltd., Class A	3,346,867	15,462,971
Imeik Technology Development Co. Ltd., Class A	63,400	4,315,171
Industrial & Commercial Bank of China Ltd., Class A	6,787,800	4,147,571
Industrial & Commercial Bank of China Ltd., Class H	168,260,000	84,331,650
Industrial Bank Co. Ltd., Class A	3,680,022	9,299,414
Ingenic Semiconductor Co. Ltd., Class A	363,800	4,075,064
Inspur Electronic Information Industry Co. Ltd., Class A	2,119,436	6,754,054
Jiangsu Expressway Co. Ltd., Class H	29,110,000	26,224,529
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,679,169	32,286,296
Joinn Laboratories China Co. Ltd., Class A	704,144	5,877,632
Jointown Pharmaceutical Group Co. Ltd., Class A	2,678,242	5,142,006
Kweichow Moutai Co. Ltd., Class A	74,390	16,993,971
Legend Biotech Corp., ADR(a)	195,319	10,060,882
Lenovo Group Ltd.(d)	13,098,000	11,186,292
Liaoning Port Co Ltd., Class A	29,007,700	6,751,290
LONGi Green Energy Technology Co. Ltd., Class A	605,840	3,983,898
Muyuan Foods Co. Ltd., Class A	858,800	5,879,612
Nongfu Spring Co. Ltd., Class H(b)	2,221,200	12,825,088
People’s Insurance Co. Group of China Ltd. (The),Class H	173,362,000	58,150,217
PetroChina Co. Ltd., Class A	7,211,900	5,390,681
PICC Property & Casualty Co. Ltd., Class H	9,086,000	9,143,057
Postal Savings Bank of China Co. Ltd., Class H(b)	90,899,000	54,973,311
Sangfor Technologies Inc., Class A	333,700	5,371,760
SDIC Power Holdings Co. Ltd., Class A	9,882,482	15,475,562
SF Holding Co. Ltd., Class A	1,670,200	12,705,437
Shandong Gold Mining Co. Ltd., Class A	5,266,073	15,356,645
Shandong Gold Mining Co. Ltd., Class H(b)(d)	12,810,750	25,227,024
Shanghai Baosight Software Co. Ltd., Class B	12,202,330	36,835,430
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	140,049	4,637,143
Shanghai International Airport Co. Ltd., Class A(a)	796,400	6,329,228
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	28,357,340	22,797,997
Shanghai M&G Stationery Inc., Class A	827,748	5,631,137
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,791,700	11,325,101
Shanghai Pudong Development Bank Co. Ltd., Class A	7,957,186	8,170,320
Shanghai RAAS Blood Products Co. Ltd., Class A	9,840,400	7,784,865
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	365,000	13,342,827
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	283,300	13,183,411
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,252,872	6,227,412
Sichuan Chuantou Energy Co. Ltd., Class A	5,240,110	8,898,016

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sino Biopharmaceutical Ltd.	24,479,000	$14,491,250
Sinopec Shanghai Petrochemical Co. Ltd., Class A	9,163,767	4,303,035
Sinopharm Group Co. Ltd., Class H	12,008,400	28,488,855
Songcheng Performance Development Co. Ltd., Class A	2,109,259	4,313,646
TCL Technology Group Corp., Class A	7,041,000	4,056,038
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,734,907	10,364,302
Tencent Holdings Ltd.	528,400	19,982,130
Thunder Software Technology Co. Ltd., Class A	269,100	4,433,533
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,128,294	5,979,224
Tianshui Huatian Technology Co. Ltd., Class A	3,312,500	4,183,021
Tingyi Cayman Islands Holding Corp.	6,338,000	10,366,093
TravelSky Technology Ltd., Class H	3,253,000	6,609,384
Walvax Biotechnology Co. Ltd., Class A	1,255,391	7,623,560
Want Want China Holdings Ltd.(d)	22,576,000	15,324,661
Wuliangye Yibin Co. Ltd., Class A	371,749	8,384,149
WuXi AppTec Co. Ltd., Class H(b)	372,464	3,755,696
Xiaomi Corp., Class B(a)(b)	15,493,600	20,993,179
Yealink Network Technology Corp. Ltd., Class A	1,390,094	12,621,296
Yonyou Network Technology Co. Ltd., Class A	1,598,600	5,241,851
Yum China Holdings Inc.(d)	391,746	21,593,039
Yunnan Baiyao Group Co. Ltd., Class A	582,958	4,703,532
Zhejiang Dahua Technology Co. Ltd., Class A	2,228,400	3,792,306
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	1,309,663	7,376,664
Zhejiang Supor Co. Ltd., Class A	628,604	4,116,853
Zhongji Innolight Co. Ltd., Class A	1,232,000	5,005,664
Zhongsheng Group Holdings Ltd.	2,464,000	12,711,315
ZTE Corp., Class A	5,631,120	19,815,200
		2,057,117,420
Czech Republic — 0.2%
CEZ AS	444,957	15,290,488

Egypt — 0.3%
Commercial International Bank Egypt SAE	12,346,033	20,234,596

Greece — 0.7%
Hellenic Telecommunications Organization SA	3,108,571	48,088,398
JUMBO SA	778,975	12,313,036
		60,401,434

Hong Kong — 0.2%
Chow Tai Fook Jewellery Group Ltd.	11,255,000	19,683,048

Hungary — 0.4%
Richter Gedeon Nyrt	1,362,472	29,310,012

India — 13.9%
ACC Ltd.	707,855	22,367,858
Adani Green Energy Ltd.(a)	216,661	5,681,499
Apollo Hospitals Enterprise Ltd.	135,073	7,881,430
Asian Paints Ltd.	1,096,325	42,793,263
Bajaj Auto Ltd.	684,506	31,577,854
Bharti Airtel Ltd.	3,201,814	33,459,846
Biocon Ltd.	1,803,476	6,263,957
Britannia Industries Ltd.	634,527	34,061,222
Cipla Ltd.	3,457,471	48,641,999
Colgate-Palmolive India Ltd.	310,443	6,226,353
Dabur India Ltd.	6,937,391	50,319,737
Divi’s Laboratories Ltd.	473,043	19,877,052
Dr. Reddy’s Laboratories Ltd.	715,666	39,577,712
Eicher Motors Ltd.	184,738	7,923,277
Security	Shares	Value

India (continued)
HCL Technologies Ltd.	5,569,135	$77,302,778
Hero MotoCorp Ltd.	310,147	10,861,358
Hindustan Unilever Ltd.	2,311,106	76,352,062
Housing Development Finance Corp. Ltd.	157,835	5,246,432
Indus Towers Ltd.	1,659,853	4,084,600
Infosys Ltd.	4,504,532	91,558,712
Lupin Ltd.	1,840,026	17,352,557
Marico Ltd.	6,726,993	41,990,859
Maruti Suzuki India Ltd.	88,181	9,750,198
Mphasis Ltd.	270,850	6,788,121
MRF Ltd.	37,564	43,335,609
Nestle India Ltd.	111,259	27,626,966
Page Industries Ltd.	61,211	35,769,561
Pidilite Industries Ltd.	1,586,374	53,708,811
Reliance Industries Ltd.	985,675	33,155,643
Sun Pharmaceutical Industries Ltd.	3,397,076	43,805,589
Tata Consultancy Services Ltd.	2,400,477	100,809,175
Tech Mahindra Ltd.	2,414,163	32,216,671
Titan Co. Ltd.	1,144,765	37,570,487
UltraTech Cement Ltd.	61,462	5,356,531
Wipro Ltd.	8,325,501	42,174,603
		1,153,470,382
Indonesia — 0.8%
Bank Central Asia Tbk PT	79,066,900	46,742,025
Telkom Indonesia Persero Tbk PT	87,924,100	22,579,752
		69,321,777
Kuwait — 2.9%
Agility Public Warehousing Co. KSC	3,180,748	8,213,560
Kuwait Finance House KSCP	16,396,260	46,484,064
Mobile Telecommunications Co. KSCP	37,873,372	72,492,590
National Bank of Kuwait SAKP	30,015,627	109,821,762
		237,011,976
Malaysia — 4.6%
DiGi.Com Bhd	23,077,000	20,834,959
Genting Malaysia Bhd	6,720,500	4,054,392
Hong Leong Bank Bhd(d)	8,587,500	40,359,462
IHH Healthcare Bhd	37,152,600	48,600,638
IOI Corp. Bhd	5,369,300	4,628,087
Malayan Banking Bhd	40,089,500	77,921,846
Malaysia Airports Holdings Bhd(a)	3,202,200	4,644,109
MISC Bhd	4,461,900	7,246,975
MR DIY Group M Bhd(b)	36,244,650	17,176,615
Nestle Malaysia Bhd	1,805,000	56,372,007
Petronas Chemicals Group Bhd	8,352,800	16,096,344
Petronas Dagangan Bhd	2,748,700	14,696,815
PPB Group Bhd	6,468,200	25,071,319
Public Bank Bhd(d)	8,541,700	8,662,726
Telekom Malaysia Bhd	7,124,700	9,005,690
Tenaga Nasional Bhd	10,935,800	23,194,953
		378,566,937
Mexico — 0.9%
America Movil SAB de CV, Series L, NVS	18,062,800	17,572,238
Wal-Mart de Mexico SAB de CV(d)	14,357,400	57,090,273
		74,662,511
Peru — 0.7%
Cia. de Minas Buenaventura SAA, ADR	2,486,968	20,293,659
Credicorp Ltd.	245,426	37,685,162
		57,978,821

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines — 1.6%
ACEN Corp.	34,086,000	$4,301,854
Bank of the Philippine Islands	17,925,058	33,678,204
BDO Unibank Inc.	6,896,393	15,961,820
Globe Telecom Inc.	234,668	9,578,021
International Container Terminal Services Inc.	8,504,050	30,963,253
Jollibee Foods Corp.	2,345,560	10,199,898
Manila Electric Co.	3,278,230	16,256,742
PLDT Inc.	145,015	4,508,702
SM Investments Corp.	307,765	5,139,652
		130,588,146
Qatar — 2.8%
Masraf Al Rayan QSC	72,411,043	70,073,322
Ooredoo QPSC.	5,010,644	12,092,660
Qatar Electricity & Water Co. QSC	6,844,105	31,482,343
Qatar Fuel QSC	1,666,797	8,232,007
Qatar Islamic Bank SAQ	6,746,990	44,808,737
Qatar National Bank QPSC	12,509,204	66,997,277
		233,686,346
Russia — 0.0%
Polymetal International PLC(a)(c)	244,417	40
Polyus PJSC(a)(c)	95,932	16
Rosneft Oil Co. PJSC(c)	759,070	124
Yandex NV(a)(c)	49,681	8
		188
Saudi Arabia — 9.1%
Advanced Petrochemical Co.	1,166,921	13,001,368
Al Rajhi Bank(a)	3,800,705	81,838,680
Alinma Bank.	5,176,517	47,917,802
Bank AlBilad(a)	454,085	6,292,262
Bank Al-Jazira	2,197,024	12,458,330
Bupa Arabia for Cooperative Insurance Co.	213,064	10,098,288
Dallah Healthcare Co.	45,659	2,108,506
Dar Al Arkan Real Estate Development Co.(a)	10,836,213	40,009,947
Dr Sulaiman Al Habib Medical Services Group Co.	236,947	14,683,473
Emaar Economic City(a)	10,185,327	23,291,993
Etihad Etisalat Co.	7,018,500	68,458,368
Jarir Marketing Co.	1,509,825	66,647,961
Mobile Telecommunications Co.(a)	11,307,698	33,749,423
Nahdi Medical Co.	73,537	3,716,707
SABIC Agri-Nutrients Co.	1,418,290	54,910,118
Saudi Arabian Oil Co.(b)	4,538,448	40,599,294
Saudi Basic Industries Corp.	2,321,412	51,697,712
Saudi Electricity Co.	5,993,954	39,745,697
Saudi National Bank (The)	299,622	4,096,714
Saudi Telecom Co.	11,978,257	123,136,253
Yanbu National Petrochemical Co.	987,571	11,103,868
		749,562,764
South Korea — 6.4%
Amorepacific Corp.	45,240	4,554,427
BGF retail Co. Ltd.	105,954	16,509,495
Celltrion Healthcare Co. Ltd.	101,810	5,110,315
Celltrion Inc.	70,409	9,544,980
CJ Logistics Corp.(a)	15,092	1,023,944
Coway Co. Ltd.	359,527	15,828,815
HMM Co. Ltd.(d)	1,218,336	20,996,918
Hotel Shilla Co. Ltd.(d)	669,578	37,627,584
Kakao Corp.	92,911	4,076,601
Kangwon Land Inc.(a)	1,641,424	31,543,428
Kia Corp.	81,226	4,277,678
Security	Shares	Value

South Korea (continued)
Korea Electric Power Corp.(a)	272,129	$4,271,199
KT&G Corp.	915,347	69,455,690
LG Electronics Inc.	69,682	5,258,176
LG H&H Co. Ltd.	8,018	4,046,198
LG Uplus Corp.	1,949,482	18,021,516
NAVER Corp.	169,829	24,686,953
NCSoft Corp.	13,185	4,776,349
Orion Corp./Republic of Korea	159,790	14,348,756
Pan Ocean Co. Ltd.	1,251,653	5,206,856
S-1 Corp.	406,355	19,875,653
Samsung Biologics Co. Ltd.(a)(b)	67,610	45,984,132
Samsung Electronics Co. Ltd.	1,539,315	73,962,472
Samsung SDS Co. Ltd.	309,813	30,272,500
Seegene Inc.	150,251	3,517,018
SK Bioscience Co. Ltd.(a)(d)	58,654	3,751,654
SK Hynix Inc.	369,311	24,374,520
Yuhan Corp.	650,825	29,091,525
		531,995,352
Taiwan — 17.7%
Accton Technology Corp.	913,000	8,124,116
Advantech Co. Ltd.	5,584,855	60,792,992
Asustek Computer Inc.	6,455,000	56,107,499
Catcher Technology Co. Ltd.	677,000	4,008,704
Cathay Financial Holding Co. Ltd.	8,466,034	12,047,657
China Steel Corp.	16,494,000	15,657,494
Chunghwa Telecom Co. Ltd.	34,309,000	126,288,347
Compal Electronics Inc.	63,880,000	44,984,135
Delta Electronics Inc.	1,061,000	10,491,922
E.Sun Financial Holding Co. Ltd.	51,992,071	42,004,831
Far EasTone Telecommunications Co. Ltd.	40,998,000	90,526,762
First Financial Holding Co. Ltd.	147,814,796	126,171,588
Formosa Petrochemical Corp.	5,952,000	16,400,970
Formosa Plastics Corp.	5,724,840	16,791,545
Hon Hai Precision Industry Co. Ltd.	5,842,000	19,128,380
Hua Nan Financial Holdings Co. Ltd.	146,684,906	108,623,103
Inventec Corp.	39,810,000	32,124,626
Lite-On Technology Corp.	19,524,752	41,668,722
Mega Financial Holding Co. Ltd.	31,111,150	32,400,992
Novatek Microelectronics Corp.	602,000	5,898,560
Pou Chen Corp.	7,799,000	8,214,280
President Chain Store Corp.	13,746,000	121,522,789
Quanta Computer Inc.	6,586,000	15,350,222
Synnex Technology International Corp.	24,605,000	46,789,656
Taiwan Business Bank	33,247,000	14,092,498
Taiwan Cement Corp	12,273,000	13,462,157
Taiwan Cooperative Financial Holding Co. Ltd.	127,225,509	110,473,739
Taiwan High Speed Rail Corp.	17,969,000	16,897,649
Taiwan Mobile Co. Ltd.	39,869,000	123,492,115
Taiwan Semiconductor Manufacturing Co. Ltd.	4,508,000	72,397,799
Uni-President Enterprises Corp.	15,542,000	33,357,993
WPG Holdings Ltd.	14,478,440	22,855,297
		1,469,149,139
Thailand — 6.4%
Advanced Info Service PCL, NVDR	18,131,000	97,450,846
Airports of Thailand PCL, NVDR(a)	42,774,600	91,352,700
Asset World Corp. PCL, NVDR	125,552,000	22,429,536
Bangkok Dusit Medical Services PCL, NVDR	86,100,000	74,172,351
Bangkok Expressway & Metro PCL, NVDR	17,471,600	4,648,437
Bumrungrad Hospital PCL, NVDR	6,488,500	41,970,313
Central Retail Corp. PCL, NVDR	14,500,000	17,680,420

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
CP ALL PCL, NVDR	33,493,500	$62,011,180
Home Product Center PCL, NVDR	62,740,700	26,322,628
Intouch Holdings PCL, NVDR	20,157,700	42,387,240
Osotspa PCL, NVDR	20,679,000	16,646,538
PTT Oil & Retail Business PCL, NVDR	32,057,500	22,238,786
Siam Cement PCL (The), NVDR	1,089,100	10,413,859
		529,724,834
Turkey — 0.1%
BIM Birlesik Magazalar AS	577,913	4,190,697

United Arab Emirates — 4.2%
Abu Dhabi National Oil Co. for Distribution PJSC	80,241,549	99,579,848
Aldar Properties PJSC	46,587,917	60,469,673
Dubai Islamic Bank PJSC	22,798,718	35,370,779
Emirates Telecommunications Group Co. PJSC	14,441,150	101,544,658
First Abu Dhabi Bank PJSC	9,230,901	44,269,155
Q Holding PJSC(a)	8,045,271	9,856,448
		351,090,561
Total Common Stocks — 99.1%
(Cost: $7,776,134,278)		8,204,704,911

Preferred Stocks

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	40,815,200	6,688

South Korea — 0.6%
LG H&H Co. Ltd., Preference Shares, NVS	9,186	1,964,647
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,126,848	48,456,327
		50,420,974
Total Preferred Stocks — 0.6%
(Cost: $77,146,312)		50,427,662

Rights

South Korea — 0.0%
HLB Inc., (Expires 12/09/22, Strike Price KRW 25,200.00)(a)	13,747	76,613
Security	Shares	Value

Switzerland — 0.0%
Kangmei Pharmaceutical Co. Ltd.	167,567	$—

Total Rights — 0.0%
(Cost: $—)		76,613

Total Long-Term Investments — 99.7%
(Cost: $7,853,280,590)		8,255,209,186

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	86,620,485	86,629,147

Total Short-Term Securities — 1.0%
(Cost: $86,600,301)		86,629,147

Total Investments — 100.7%
(Cost: $7,939,880,891)		8,341,838,333

Liabilities in Excess of Other Assets — (0.7)%		(58,650,337)

Net Assets — 100.0%		$8,283,187,996

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$78,672,519	$7,959,388	(a)	$—		$8,149	$(10,909)	$86,629,147	86,620,485	$292,169	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	13,620,000	—		(13,620,000	)(a)	—	—	—	—	49,124		—
						$8,149	$(10,909)	$86,629,147		$341,293		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	449	12/16/22	$22,057	$1,514,558
2-Year U.S. Treasury Note	22	03/31/23	4,522	11,352
				$1,525,910

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$339,470,203	$7,865,234,512	$196	$8,204,704,911
Preferred Stocks	—	50,420,974	6,688	50,427,662
Rights	—	76,613	—	76,613
Money Market Funds	86,629,147	—	—	86,629,147
	$426,099,350	$7,915,732,099	$6,884	$8,341,838,333
Derivative financial instruments(a)
Assets
Futures Contracts	$1,525,910	$—	$—	$1,525,910

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company